Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2013